Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance Table

In accordance with the SEC’s pay versus performance rules in Item 402(v) of Regulation S-K under the 1934 Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below.  The Compensation Committee did not consider the pay versus performance disclosure below in making its compensation decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs [1,2,3] ($)	Value of Initial Fixed $100 Investment based on:		Net Income ($ Millions)	Cumulative Net Student Loan Cash Flows ($ Millions)[5]
					TSR ($)	Peer Group TSR[4] ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	8,273,918	(533,002)	2,118,667	1,023,263	138.88	126.99	645	2,050
2021	7,883,966	23,762,521	1,822,804	3,722,320	172.23	130.97	717	3,115
2020	8,101,707	5,345,427	1,568,826	789,337	76.88	98.37	412	2,655

(1)	Jack Remondi was our PEO for each of 2020, 2021, and 2022. The Non-PEO NEOs for each applicable year are as follows:
•	2022: Joe Fisher, John Kane, Mark Heleen and Steve Hauber
•	2021: Joe Fisher, John Kane, Mark Heleen and Steve Hauber
•	2020: Joe Fisher, John Kane, Mark Heleen, Steve Hauber, Ted Morris and Christian Lown.

(2)

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total on page 79 with certain adjustments as described in footnote 3 below.

(3)

Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation that reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	8,273,918	(5,363,448)	(3,443,472)	(533,002)
2021	7,883,966	(4,999,987)	20,878,542	23,762,521
2020	8,101,707	(4,999,972)	2,243,692	5,345,427

Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for non-PEO NEOs ($)	Average Inclusion of Equity Values for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2022	2,118,667	(922,454)	(172,950)	1,023,263
2021	1,822,804	(687,487)	2,587,003	3,722,320
2020	1,568,826	(656,649)	(122,840)	789,337

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2022	3,650,102	(5,076,922)	89,618	(2,106,270)	0	0	(3,443,472)
2021	10,433,778	9,288,158	144,554	1,012,052	0	0	20,878,542
2020	3,930,794	(1,445,841)	61,409	(302,670)	0	0	2,243,692

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)(a)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	654,630	(586,311)	4,981	(246,250)	0	0	(172,950)
2021	1,373,835	1,029,085	6,836	177,247	0	0	2,587,003
2020	366,243	(141,389)	1,936	(53,872)	(295,758)	0	(122,840)
(a)

This column includes the year-end value of the portion(s) of performance stock unit awards approved in a prior year with a grant date in the current reporting year when the “Core Earnings” Return on Equity measure for that portion is established. See discussion of our Long-term Incentive Program in the Compensation Discussion and Analysis above.

(4)

The Peer Group TSR set forth in this table utilizes the S&P 400 Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2022 Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 400 Financials Index, respectively.

(5)

We determined Cumulative Net Student Loan Cash Flows to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and other non-PEO NEOs in 2022. Cumulative Net Student Loan Cash Flows is a non-GAAP financial measure that does not represent a comprehensive basis of accounting. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. For more information on the definition of Cumulative Net Student Loan Cash Flows, please refer to the definition at footnote 18.

Named Executive Officers, Footnote [Text Block]
(1)	Jack Remondi was our PEO for each of 2020, 2021, and 2022. The Non-PEO NEOs for each applicable year are as follows:
•	2022: Joe Fisher, John Kane, Mark Heleen and Steve Hauber
•	2021: Joe Fisher, John Kane, Mark Heleen and Steve Hauber
•	2020: Joe Fisher, John Kane, Mark Heleen, Steve Hauber, Ted Morris and Christian Lown.

Peer Group Issuers, Footnote [Text Block]

The Peer Group TSR set forth in this table utilizes the S&P 400 Financials Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2022 Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 400 Financials Index, respectively.

PEO Total Compensation Amount	$ 8,273,918	$ 7,883,966	$ 8,101,707
PEO Actually Paid Compensation Amount	$ (533,002)	23,762,521	5,345,427
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation that reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2022	8,273,918	(5,363,448)	(3,443,472)	(533,002)
2021	7,883,966	(4,999,987)	20,878,542	23,762,521
2020	8,101,707	(4,999,972)	2,243,692	5,345,427

Non-PEO NEO Average Total Compensation Amount	$ 2,118,667	1,822,804	1,568,826
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,023,263	3,722,320	789,337
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation that reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for non-PEO NEOs ($)	Average Inclusion of Equity Values for non-PEO NEOs ($)	Average Compensation Actually Paid to non-PEO NEOs ($)
2022	2,118,667	(922,454)	(172,950)	1,023,263
2021	1,822,804	(687,487)	2,587,003	3,722,320
2020	1,568,826	(656,649)	(122,840)	789,337

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 138.88	172.23	76.88
Peer Group Total Shareholder Return Amount	126.99	130.97	98.37
Net Income (Loss)	$ 645,000,000	$ 717,000,000	$ 412,000,000
Company Selected Measure Amount	2,050,000,000	3,115,000,000	2,655,000,000
PEO Name	Joe Fisher, John Kane, Mark Heleen and Steve Hauber	Joe Fisher, John Kane, Mark Heleen and Steve Hauber	Joe Fisher, John Kane, Mark Heleen, Steve Hauber, Ted Morris and Christian Lown
Additional 402(v) Disclosure [Text Block]

The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total on page 79 with certain adjustments as described in footnote 3 below.

PEO [Member] | Exclusion Of Stock Awards For Peo [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,363,448)	$ (4,999,987)	$ (4,999,972)
PEO [Member] | Inclusion Of Equity Values For Peo [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,443,472)	20,878,542	2,243,692
Non-PEO NEO [Member] | Average Exclusion Of Stock Awards And Option Awards For Non Peo Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(922,454)	(687,487)	(656,649)
Non-PEO NEO [Member] | Average Inclusion Of Equity Values For Non Peo Neos [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (172,950)	$ 2,587,003	$ (122,840)